Stockholders' Deficit (Details)										1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 04, 2023 shares	Jan. 04, 2023 shares	May 31, 2022 USD ($) $ / shares shares	Oct. 27, 2021 USD ($) $ / shares shares	Sep. 28, 2021 USD ($) $ / shares shares	Aug. 09, 2021 USD ($) $ / shares shares	Aug. 03, 2021 USD ($) $ / shares shares	Jul. 08, 2021 USD ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	Jul. 26, 2023 USD ($) shares	Dec. 22, 2022 USD ($) $ / shares shares	Jun. 23, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Aug. 31, 2023 $ / shares shares	Aug. 31, 2022 shares	Sep. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 shares	May 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 01, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 06, 2023 shares	Mar. 31, 2023 shares	Jan. 05, 2023 shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	May 31, 2021 shares	Dec. 31, 2020 shares	Oct. 14, 2020
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized													1,000,000			1,000,000			1,000,000		1,000,000
Preferred stock pat value per share (in Dollars per share) | $ / shares													$ 0.0001	$ 0.001		$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued
Common stock, shares authorized																						6,900,000
Common stock value per share (in Dollars per share) | $ / shares														$ 0.001
Common Stock issued																								8,587,664
Common shares, shares outstanding																								8,587,664
Convertible notes			63,000,000
Common stock, per share (in Dollars per share) | $ / shares																							$ 10
Converted into shares																		6,546.47
Coversion of stock																6,900,000
Shares issued													7,890,429			7,890,429
Share outstanding																			1,970,384
Aggregate redemption amount (in Dollars) | $											$ 20,100,000
Additional shares																697,235
Amount removed from trust account (in Dollars) | $													$ 7,488,538			$ 7,488,538
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock value per share (in Dollars per share) | $ / shares													$ 10.74			$ 10.74
Common stock, per share (in Dollars per share) | $ / shares													$ 0.001			$ 0.001
Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized													1,000,000			1,000,000
Preferred stock pat value per share (in Dollars per share) | $ / shares													$ 0.0001			$ 0.0001
Shares issued														5,000,000
Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized			5,000,000											5,000,000				5,000,000		5,000,000
Preferred stock pat value per share (in Dollars per share) | $ / shares			$ 0.001											$ 0.001				$ 0.001		$ 0.001
Common stock, shares authorized			800,000,000											800,000,000				800,000,000		800,000,000
Common stock value per share (in Dollars per share) | $ / shares			$ 0.001											$ 0.001				$ 0.001		$ 0.001
Common Stock issued			687,196,478											799,141,770				799,141,770		687,196,478
Common shares, shares outstanding			687,196,478											799,141,770				799,141,770		687,196,478
Noteholder converted (in Dollars) | $			$ 113,172	$ 41,317	$ 53,054.86	$ 12,820.83	$ 24,418.89	$ 15,620.83	$ 71,855.2			$ 25,842.22
Convertible notes				23,000,000	29,534,319	7,137,037	13,593,388	8,695,727	40,000,000			14,385,720
Common stock, per share (in Dollars per share) | $ / shares				$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638			$ 0.00179638
Issuance of common stock (in Dollars) | $																		$ 0
Debt instrument interest rate																																10.00%
Unique Logistics International, Inc. [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Converted into shares																		67,963,732
Conversion shares
Convertible Preferred Stock															43,981,560			43,981,560		31,415,400
Coversion of stock
Share outstanding			687,196,478											799,141,770	799,141,770			799,141,770		687,196,478										393,742,663
Unique Logistics International, Inc. [Member] | Series D Convertible Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Shareholder converted shares																	7			5
Convertible Preferred Stock																	43,981,560			31,415,400
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized													100,000,000			100,000,000			100,000,000		100,000,000
Common stock value per share (in Dollars per share) | $ / shares													$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights																one			one
Common stock subject to possible redemption, shares													7,890,429			7,890,429
Temporary equity, shares outstanding										697,235			990,429			990,429			1,970,384		27,600,000					282,720
Common Stock issued													6,900,000			6,900,000
Common shares, shares outstanding													6,900,000			6,900,000
Common stock, per share (in Dollars per share) | $ / shares													$ 0.0001			$ 0.0001
Issuance of common stock (in Dollars) | $																					$ 13,270,637
Redemption price per share (in Dollars per share) | $ / shares													$ 10.82			$ 10.82			$ 10.23		$ 10
Aggregate redemption amount (in Dollars) | $											$ 259,100,000
Additional shares										697,235
Amount removed from trust account (in Dollars) | $										$ 7,488,538
Class A Common Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Aggregate shares redeemed													6,900,000
Share outstanding													6,900,000			6,900,000
Common Class A Subject To Redemption [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock subject to possible redemption, shares													990,429			990,429			1,970,384		27,600,000
Temporary equity, shares outstanding													990,429			990,429			1,970,384		27,600,000
Aggregate shares redeemed	282,720	282,720									25,629,616								25,629,616
Aggregate redemption Price (in Dollars per share) | $ / shares																			$ 10.11
Redemption amount (in Dollars) | $																			$ 259,100,000
Trust account (in Dollars) | $																			$ 20,100,000
Redemption price per share (in Dollars per share) | $ / shares											$ 10.11		$ 10.82			$ 10.82			$ 10.23		$ 10
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized													10,000,000			10,000,000			10,000,000		10,000,000
Common stock value per share (in Dollars per share) | $ / shares													$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights																one			one
Common Stock issued																			6,900,000		6,900,000
Common shares, shares outstanding																			6,900,000		6,900,000
Converted basis percentage																			20
Aggregated shares issued upon converted basis													20.00%			20.00%
Class B Common Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Aggregate shares redeemed													(6,900,000)
Share outstanding																			6,900,000		6,900,000		6,900,000		6,900,000		6,900,000	6,900,000	6,900,000		6,900,000
Series A Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock value per share (in Dollars per share) | $ / shares														$ 0.001
Converted into shares														6,546.47				6,546.47
Series A Preferred Stock [Member] | Unique Logistics International, Inc. [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Share outstanding			130,000											120,065	120,065			120,065		130,000										130,000
Series A Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock pat value per share (in Dollars per share) | $ / shares			$ 0.001											$ 0.001				$ 0.001		$ 0.001
Preferred stock, shares issued			130,000											120,065				120,065		130,000
Common stock value per share (in Dollars per share) | $ / shares																		$ 0.001
Converted into shares																		9,935
Series B Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock pat value per share (in Dollars per share) | $ / shares			$ 0.001											$ 0.001				$ 0.001		$ 0.001
Preferred stock, shares issued			820,800											820,800				820,800		820,800
Common stock value per share (in Dollars per share) | $ / shares																		$ 0.001
Common stock, issued																				125,692,224
Series C Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Percentage of number of share common stock																		0.06411%
Percentage of aggregate																		12.48%
Common stock Percentage														0.06411%
Aggregate percentage														12.48%
Series C Preferred Stock [Member] | Unique Logistics International, Inc. [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Coversion of stock																				195
Share outstanding			195											195	195			195		195
Series D Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Percentage of number of share common stock																		0.06519%
Percentage of aggregate																		12.48%
Common stock Percentage														0.06519%
Aggregate percentage														12.48%
Series D Preferred Stock [Member] | Unique Logistics International, Inc. [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Convertible Preferred Stock															(7)			(7)		(5)
Coversion of stock																				192
Share outstanding			187											180	180			180		187
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Shares issued														800,000,000
Series B Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock value per share (in Dollars per share) | $ / shares														$ 0.001
Converted into shares														6,546.47
Series B Preferred Stock [Member] | Unique Logistics International, Inc. [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Share outstanding			820,800											820,800	820,800			820,800		820,800										840,000
Chief Executive Officer [Member] | Series B Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Conversion shares																				19,200
Debt instrument interest rate			100.00%																	100.00%